CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (2,450)	$ (510)	$ (18,418)	$ (2,863)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	181	142	663	500
Impairment of goodwill			10,459
Amortization of intangibles	73	80	308	375
Amortization of right-of-use assets	299	31	588	436
Gain on extinguishment of debt				(447)
Change in fair value of senior secured convertible note			1,357
Change in fair value of senior secured convertible notes, related party	(566)
Change in fair value of senior secured convertible notes	(143)
Change in fair value of warrants issued with senior secured convertible notes	(796)
Increase in capital contribution from parent for corporate overhead		340	1,090	1,390
Stock-based compensation	106	41	605	629
Realized gains on sale of marketable securities				(1,263)
Unrealized losses on marketable equity securities				866
Compensation warrant issued in connection with senior secured convertible notes	858
Offering costs in connection with senior secured convertible notes	653
Changes in operating assets and liabilities:
Accounts receivable	58	(348)	(867)	(1,434)
Accounts receivables, related parties			(5)
Accrued revenue	(274)	(326)	(98)	(473)
Inventories	(235)	(475)	(1,209)	(1,082)
Prepaid expenses and other current assets	(98)	222	156	(325)
Other assets		(409)	31	(76)
Accounts payable and accrued expenses	(40)	1,531	289	398
Accounts payable, related parties		(53)	23	17
Other current liabilities	(211)	(657)	601	330
Other non-current liabilities	154
Lease liabilities	(305)	(33)	(607)	(135)
Net cash used in operating activities	(2,736)	(424)	(5,034)	(3,157)
Cash flows from investing activities:
Purchase of property and equipment	(27)	(129)	(638)	(949)
Acquisition of GIGA, net of cash received			(3,687)
Sales of marketable equity securities				1,467
Net cash (used in) provided by investing activities	(27)	(129)	(4,325)	518
Cash flows from financing activities:
Capital contribution from parent		177	480	4,748
Proceeds from notes payable, related party			9,617
Proceeds from accounts receivables, related party	301
Proceeds from senior secured convertible notes, net of issuance costs	2,680
Proceeds from notes payable		294	1,198
Payments on notes payable	(77)			(455)
Payments on notes payable, related party				(239)
Payments on revolving credit facilities, net		(1)	(1,616)	(660)
Net cash provided by financing activities	2,904	470	9,679	3,394
Effects of exchange rate changes on cash	168	(619)	276	(346)
Net increase in cash	309	(702)	596	409
Cash at beginning of period	2,195	1,599	1,599	1,190
Cash at end of period	2,504	897	2,195	1,599
Supplemental disclosures of cash flow information:
Cash paid during the period for interest	$ 213	$ 49	739	49
Cash paid during the period for income tax
Non-cash investing and financing activities
Gain on extinguishment of related party debt			1,544
Warrants issued in exchange of related party debt			682
Shares acquired in reverse capitalization			$ 4,404